INCOME TAXES - Tax loss carry-forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
INCOME TAXES
Tax loss carry-forward	$ 111,189
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Income before provision for income taxes and income/(loss) from equity method investments	$ (7,437)	$ 357	$ 24,058
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (1,859)	$ 89	$ 6,015
Change in valuation allowance	1,391	1,500	(726)
Expenses not deductible for tax purposes	2,298	3,162	1,565
Effect of income tax rate difference for entities under individual income tax rate of 35%	496	295	714
Effect of income tax rate differences in other jurisdictions	10,685	2,072	968
Tax holidays and preferential tax rates	(6,220)	(3,764)	(2,698)
Income tax expenses	$ 6,791	$ 3,354	$ 5,838
Individual income tax rate (as a percent)	35.00%	35.00%	35.00%